UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number        811-21476
                                          -----------------------------------

                       Advantage Advisers Xanthus II, LLC
        ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ---------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2004
SHARES                                                                               MARKET VALUE
         COMMON STOCK - 121.04%
           APPLICATIONS SOFTWARE - 8.26%
35,510         Microsoft Corp.                                         (a)(b)      $        981,852
 6,176         Quest Software, Inc.*                                                         68,677
11,060         Siebel Systems, Inc.*                                                         83,392
                                                                                   ----------------
                                                                                          1,133,921
                                                                                   ----------------
           BROADCASTING SERVICES / PROGRAMMING - 0.71%
11,200         Liberty Media Corp., Class A*                                                 97,664
                                                                                   ----------------
           CABLE TELEVISION - 2.37%
 4,610         Comcast Corp., Special Class A*                                              128,711
 6,320         EchoStar Communications Corp., Class A*                 (a)                  196,679
                                                                                   ----------------
                                                                                            325,390
                                                                                   ----------------
           CASINO SERVICES - 1.05%
 7,550         Scientific Games Corp., Class A*                                             144,205
                                                                                   ----------------
           CHEMICALS - SPECIALTY - 1.48%
 6,480         Ecolab Inc.                                                                  203,731
                                                                                   ----------------
            COMPUTER AIDED DESIGN - 0.63%
16,340         Parametric Technology Corp.*                                                  86,275
                                                                                   ----------------
           COMPUTER DATA SECURITY - 0.17%
 7,040         BindView Development Corp.*                                                   23,373
                                                                                   ----------------
           COMPUTER SERVICES - 0.51%
 4,720         LivePerson, Inc.*                                                             15,434
 2,270         SunGard Data Systems, Inc.*                                                   53,958
                                                                                   ----------------
                                                                                             69,392
                                                                                   ----------------
           COMPUTERS - 6.96%
26,840         Dell, Inc.*                                             (a)                  955,504
                                                                                   ----------------
           COMPUTERS - MEMORY DEVICES - 4.58%
17,420         SanDisk Corp.*                                          (a)                  507,270
13,740         Western Digital Corp.*                                                       120,775
                                                                                   ----------------
                                                                                            628,045
                                                                                   ----------------
           COMPUTERS - PERIPHERAL EQUIPMENT - 0.10%
 1,390         Interphase Corp.*                                                             13,969
                                                                                   ----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2004
SHARES                                                                               MARKET VALUE
           CONSULTING SERVICES - 0.89%
 9,990         DiamondCluster International, Inc.*                                 $         121,878
                                                                                   -----------------
           DATA PROCESSING / MANAGEMENT - 1.88%
 7,245         NAVTEQ Corp.*                                           (a)                   258,212
                                                                                   -----------------
           DRUG DELIVERY SYSTEMS - 0.33%
 3,940         Alkermes, Inc.*                                                                45,468
                                                                                   -----------------
           E-COMMERCE / SERVICES - 0.59%
35,010         HomeStore, Inc.*                                                               80,873
                                                                                   -----------------
           ELECTRONIC COMPONENTS - MISCELLANEOUS - 4.42%
18,440         Flextronics International, Ltd.*                        (a)                   244,330
 4,000         Jabil Circuit, Inc.*                                                           92,000
16,950         Solectron Corp.*                                                               83,902
14,400         Vishay Intertechnology, Inc.*                           (a)                   185,760
                                                                                   -----------------
                                                                                             605,992
                                                                                   -----------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 19.60%
32,290         Altera Corp.*                                           (a)                   631,915
34,710         ATI Technologies, Inc.*                                                       532,104
24,700         Intel Corp.                                             (a)                   495,482
13,600         National Semiconductor Corp.                            (a)                   210,664
 3,908         Silicon Laboratories, Inc.*                                                   129,316
 5,863         Volterra Semiconductor Corporation*                                            72,877
22,860         Xilinx, Inc.                                            (a)                   617,220
                                                                                   -----------------
                                                                                           2,689,578
                                                                                   -----------------
           ELECTRONIC DESIGN AUTOMATION - 0.44%
 4,680         Cadence Design Systems, Inc.*                                                  61,027
                                                                                   -----------------
           ENTERPRISE SOFTWARE / SERVICES - 4.74%
 4,560         BEA Systems, Inc.*                                                             31,510
 6,250         Informatica Corp.*                                                             36,562
 9,780         Micromuse, Inc.*                                                               35,990
 9,310         Novell, Inc.*                                                                  58,746
33,470         Oracle Corp.*                                           (a)                   377,542
 8,940         Ultimate Software Group, Inc.*                                                109,783
                                                                                   -----------------
                                                                                             650,133
                                                                                   -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2004
SHARES                                                                               MARKET VALUE
         COMMON STOCK (CONTINUED)
         ENTERTAINMENT SOFTWARE - 1.76%
 9,380       Activision, Inc.*                                        (a)          $         130,101
 5,700       THQ, Inc.*                                                                      110,922
                                                                                   -----------------
                                                                                             241,023
                                                                                   -----------------
         GAMBLING (NON-HOTEL) - 0.24%
11,860       Youbet.com, Inc.*                                                                32,734
                                                                                   -----------------
         HUMAN RESOURCES - 1.47%
 9,699       51job, Inc. - ADR*                                                              201,254
                                                                                   -----------------
         IDENTIFICATION SYSTEMS / DEVICES - 1.27%
 9,540       Cogent, Inc.*                                                                   174,010
                                                                                   -----------------
         INTERNET APPLICATION SOFTWARE - 0.34%
 5,450       BroadVision, Inc.*                                                               15,968
 6,200       MatrixOne, Inc.*                                                                 31,372
                                                                                   -----------------
                                                                                              47,340
                                                                                   -----------------
         INTERNET CONTENT - ENTERTAINMENT - 0.47%
 2,672       Shanda Interactive Entertainment, Ltd. - ADR*                                    64,075
                                                                                   -----------------
         INTERNET SECURITY - 1.42%
10,960       Secure Computing Corp.*                                                          83,186
 5,600       VeriSign, Inc.*                                                                 111,328
                                                                                   -----------------
                                                                                             194,514
                                                                                   -----------------
         MEDICAL - BIOMEDICAL / GENETICS - 3.01%
 1,420       Chiron Corp.*                                                                    62,764
 6,450       Genzyme Corp.*                                           (a)                    350,945
                                                                                   -----------------
                                                                                             413,709
                                                                                   -----------------
         MEDICAL - DRUGS - 1.59%
10,750       Angiotech Pharmaceuticals, Inc.*                         (a)                    217,903
                                                                                   -----------------
         MEDICAL - GENERIC DRUGS - 0.34%
 3,080       Impax Laboratories, Inc.*                                                        47,309
                                                                                   -----------------
         MEDICAL PRODUCTS - 1.08%
 2,370       Henry Schein, Inc.*                                                             147,675
                                                                                   -----------------
         MULTIMEDIA - 0.40%
 9,800       Gemstar-TV Guide International, Inc.*                                            55,370
                                                                                   -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2004
SHARES                                                                               MARKET VALUE
          COMMON STOCK (CONTINUED)
          NETWORKING PRODUCTS - 2.24%
13,040        Juniper Networks, Inc.*                                 (a)         $         307,744
                                                                                  -----------------
          POWER CONVERSION/SUPPLY EQUIPMENT - 0.28%
 4,200        Advanced Energy Industries, Inc.*                                              39,018
                                                                                  -----------------
          RACETRACKS - 3.57%
 9,820        International Speedway Corp., Class A                   (a)                   490,018
                                                                                  -----------------
          RADIO - 0.47%
 2,070        XM Satellite Radio Holdings, Inc., Class A*                                    64,211
                                                                                  -----------------
          RETAIL - DISCOUNT - 0.49%
 2,470        BJ's Wholesale Club, Inc.*                                                     67,530
                                                                                  -----------------
          RETAIL - MAIL ORDER - 1.91%
 6,970        Williams-Sonoma, Inc.*                                  (a)                   261,724
                                                                                  -----------------
          SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.56%
14,400        Analog Devices, Inc.                                    (a)                   558,432
 5,340        Cypress Semiconductor Corp.*                                                   47,206
 6,640        Integrated Device Technology, Inc.*                                            63,279
28,680        Marvell Technology Group, Ltd.*                         (a)                   749,408
 1,750        Maxim Integrated Products, Inc.                                                74,008
34,826        Taiwan Semiconductor Manufacturing Company, Ltd. -
                Sponsored ADR                                         (a)                   248,658
25,064        United Microelectronics Corp. - Sponsored ADR*                                 84,716
12,820        Vitesse Semiconductor Corp.*                                                   34,999
                                                                                  -----------------
                                                                                          1,860,706
                                                                                  -----------------
          SEMICONDUCTOR EQUIPMENT - 11.90%
12,330        Applied Materials, Inc.*                                (a)                   203,322
12,690        Brooks Automation, Inc.*                                (a)                   179,564
 2,920        FormFactor, Inc.*                                                              56,561
 4,180        KLA-Tencor Corp.*                                       (a)                   173,386
15,380        Lam Research Corp.*                                     (a)                   336,514
 3,660        MKS Instruments, Inc.*                                                         56,071
10,220        Teradyne, Inc.*                                                               136,948
22,240        Tessera Technologies, Inc.*                             (a)                   491,504
                                                                                  -----------------
                                                                                          1,633,870
                                                                                  -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2004
SHARES                                                                               MARKET VALUE
           COMMON STOCK (CONTINUED)
           TELECOMMUNICATION EQUIPMENT - 2.75%
12,220         Arris Group, Inc.*                                                 $          63,788
17,180         Avaya, Inc.*                                              (a)                239,489
 7,830         Symmetricom, Inc.*                                                            74,072
                                                                                  -----------------
                                                                                            377,349
                                                                                  -----------------
           TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.10%
13,570         Harmonic, Inc.*                                                               90,240
29,252         JDS Uniphase Corp.*                                                           98,579
14,740         MRV Communications, Inc.*                                                     36,850
35,250         Oplink Communications, Inc.*                                                  63,098
                                                                                  -----------------
                                                                                            288,767
                                                                                  -----------------
           THERAPEUTICS - 2.23%
 8,180         Gilead Sciences, Inc.*                                    (a)                305,768
                                                                                  -----------------
           TRANSPORT - SERVICES - 2.68%
16,050         Sirva, Inc.*                                              (a)                367,545
                                                                                  -----------------
           WEB PORTALS / ISP - 3.32%
 3,520         Google, Inc., Class A*                                                       456,192
                                                                                  -----------------
           WIRELESS EQUIPMENT - 0.44%
 3,380         Motorola, Inc.                                                                60,975
                                                                                  -----------------
         TOTAL COMMON STOCK (COST $17,725,585)                                    $      16,612,963
                                                                                  -----------------

         PURCHASED OPTIONS - 3.01%
           CALL OPTIONS - 1.76%
           APPLICATIONS SOFTWARE - 0.00%
    80         Microsoft Corp.,  10/16/04, $30.00                                                 0
                                                                                  -----------------
           COMPUTERS - 0.05%
    33         Apple Computer, Inc., 10/16/04, $37.50                                         7,425
                                                                                  -----------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.07%
    82         Nvidia Corp., 12/18/04, $15.00                                                 9,840
                                                                                  -----------------
           INTERNET SECURITY - 0.08%
    80         Check Point Software Technologies Ltd.,  10/16/04, $25.00                          0
    82         VeriSign, Inc., 12/18/04, $20.00                                              10,660
                                                                                  -----------------
                                                                                             10,660
                                                                                  -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                    SEPTEMBER 30, 2004
 CONTRACTS                                                                             MARKET VALUE
                 PURCHASED OPTIONS (CONTINUED)
                 CALL OPTIONS (CONTINUED)
                 MEDICAL - BIOMEDICAL / GENETICS - 0.00%
         33          Telik, Inc., 10/16/04, $25.00                                   $             495
                                                                                     -----------------
                 MEDICAL - DRUGS - 0.00%
         47          King Pharmaceuticals, Inc., 10/16/04, $15.00                                    0
         38          Ligand Pharmaceuticals, Inc., Class B, 11/20/04, $22.50                         0
                                                                                     -----------------
                                                                                                     0
                                                                                     -----------------
                 REGISTERED INVESTMENT COMPANY - 1.56%
      1,157          Nasdaq 100 Index Tracking Stock, 01/22/05, $35.00                         214,045
                                                                                     -----------------
                 TOTAL CALL OPTIONS (COST $240,818)                                            242,465
                                                                                     -----------------
                 PUT OPTIONS - 1.25%
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.05%
         62          Micron Technology, Inc., 10/16/04, $13.00                                   6,200
                                                                                     -----------------
                 INTERNET SECURITY - 0.00%
         66          Check Point Software Technologies Ltd.,  10/16/04, $15.00                     330
                                                                                     -----------------
                 MEDICAL PRODUCTS - 0.04%
         33          Johnson & Johnson, 01/22/05, $55.00                                         4,950
                                                                                     -----------------
                 REGISTERED INVESTMENT COMPANY - 1.16%
        480          Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                      139,200
         45          Mini NDX-100 Index Tracking Stock, 12/18/04, $140.00                       20,700
                                                                                     -----------------
                                                                                               159,900
                                                                                     -----------------
                 TOTAL PUT OPTIONS (COST $453,841)                                             171,380
                                                                                     -----------------
               TOTAL PURCHASED OPTIONS (COST $694,659)                               $         413,845
                                                                                     -----------------

               TOTAL INVESTMENTS (COST $18,420,244) - 124.05%                        $      17,026,808
                                                                                     -----------------

               OTHER ASSETS, LESS LIABILITIES - (24.05%)                                    (3,301,101)
                                                                                     -----------------

               NET ASSETS - 100.00%                                                  $      13,725,707
                                                                                     =================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
ADR     American Depository Receipt

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          SEPTEMBER 30, 2004
SHARES                                                                       MARKET VALUE
          SECURITIES SOLD, NOT YET PURCHASED - (52.44%)
            ADVERTISING SERVICES - (0.32%)
   800          Getty Images, Inc.                                        $         (44,240)
                                                                          -----------------
            APPLICATIONS SOFTWARE - (0.90%)
   960          Intuit, Inc.                                                        (43,584)
 6,590          Red Hat, Inc.                                                       (80,596)
                                                                          -----------------
                                                                                   (124,180)
                                                                          -----------------
            AUCTION HOUSE / ART DEALER - (0.55%)
 4,610          Adesa, Inc.                                                         (75,742)
                                                                          -----------------
            BEVERAGES NON - ALCOHOLIC - (1.97%)
 3,200          Coca-Cola Company                                                  (128,160)
 5,250          Pepsi Bottling Group, Inc.                                         (142,538)
                                                                          -----------------
                                                                                   (270,698)
                                                                          -----------------
            CAPACITORS - (0.30%)
 5,120          Kemet Corp.                                                         (41,421)
                                                                          -----------------
            CHEMICALS - DIVERSIFIED - (0.34%)
   960          FMC Corp.                                                           (46,627)
                                                                          -----------------
            CHEMICALS - SPECIALTY - (0.80%)
 1,490          Cabot Microelectronics Corp.                                        (54,013)
   950          Minerals Technologies, Inc.                                         (55,917)
                                                                          -----------------
                                                                                   (109,930)
                                                                          -----------------
            COMMERCIAL SERVICES - (0.91%)
 3,220          Weight Watchers International, Inc.                                (125,000)
                                                                          -----------------
            COMMERCIAL SERVICES - FINANCE - (0.90%)
 2,510          H&R Block, Inc.                                                    (124,044)
                                                                          -----------------
            COMPUTER SERVICES - (0.67%)
 1,650          Affiliated Computer Services, Inc., Class A                         (91,856)
                                                                          -----------------
            COMPUTERS - INTEGRATED SYSTEMS - (0.71%)
   760          Kronos, Inc.                                                        (33,661)
 2,130          National Instruments Corp.                                          (64,475)
                                                                          -----------------
                                                                                    (98,136)
                                                                          -----------------
            COMPUTERS - MEMORY DEVICES - (2.65%)
 3,860          Imation Corp.                                                      (137,377)
 1,600          Lexar Media, Inc.                                                   (13,424)

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                   SEPTEMBER 30, 2004
  SHARES                                                              MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
               COMPUTERS - MEMORY DEVICES (CONTINUED)
   2,280           Network Appliance, Inc.                           $      (52,554)
   6,500           Seagate Technology                                       (87,880)
   2,850           Storage Technology Corp.                                 (71,991)
                                                                     --------------
                                                                           (363,226)
                                                                     --------------
               COSMETICS & TOILETRIES - (0.92%)
   2,800           Colgate-Palmolive Co.                                   (126,504)
                                                                     --------------
               DATA PROCESSING / MANAGEMENT - (1.52%)
   3,540           Acxiom Corp.                                             (84,039)
   2,300           First Data Corp.                                        (100,050)
     970           Total System Services, Inc.                              (24,483)
                                                                     --------------
                                                                           (208,572)
                                                                     --------------
               DENTAL SUPPLIES & EQUIPMENT - (1.14%)
   2,040           Patterson Companies, Inc.                               (156,182)
                                                                     --------------
               E-COMMERCE / SERVICES - (0.88%)
   1,310           eBay, Inc.                                              (120,441)
                                                                     --------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.48%)
   5,600           AVX Corp.                                                (66,360)
                                                                     --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.63%)
   3,360           Broadcom Corp., Class A                                  (91,694)
   4,480           Cree, Inc.                                              (136,640)
   6,890           Microchip Technology, Inc.                              (184,928)
  14,400           Micron Technology, Inc.                                 (173,232)
   6,400           PMC-Sierra, Inc.                                         (56,384)
  10,810           STMicroelectronics N.V.                                 (186,797)
   3,780           Texas Instruments, Inc.                                  (80,438)
                                                                     --------------
                                                                           (910,113)
                                                                     --------------
               ELECTRONIC MEASURING INSTRUMENTS - (0.35%)
   2,720           Itron, Inc.                                              (47,464)
                                                                     --------------
               ELECTRONIC PARTS DISTRIBUTION - (2.59%)
   9,020           Arrow Electronics, Inc.                                 (203,671)
   8,880           Avnet, Inc.                                             (152,026)
                                                                     --------------
                                                                           (355,697)
                                                                     --------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                    SEPTEMBER 30, 2004
  SHARES                                                               MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                ELECTRONIC PRODUCTS - MISCELLANEOUS - (1.03%)
   4,720            Molex, Inc.                                      $        (140,750)
                                                                     -----------------
                ENTERPRISE SOFTWARE / SERVICES - (1.02%)
   3,200            Computer Associates International, Inc.                    (84,160)
   3,200            Open Text Corporation                                      (55,232)
                                                                     -----------------
                                                                              (139,392)
                                                                     -----------------
                ENTERTAINMENT SOFTWARE - (0.53%)
   1,570            Electronic Arts, Inc.                                      (72,204)
                                                                     -----------------
                FOOD - RETAIL - (0.41%)
     660            Whole Foods Market, Inc.                                   (56,621)
                                                                     -----------------
                FOOD - WHOLESALE / DISTRIBUTION - (1.36%)
   2,400            SUPERVALU, Inc.                                            (66,120)
   4,040            Sysco Corp.                                               (120,877)
                                                                     -----------------
                                                                              (186,997)
                                                                     -----------------
                HEALTH CARE COST CONTAINMENT - (0.45%)
   2,400            McKesson Corp.                                             (61,560)
                                                                     -----------------
                HOTELS & MOTELS - (0.59%)
   4,290            Hilton Hotels Corp.                                        (80,824)
                                                                     -----------------
                INSTRUMENTS - SCIENTIFIC - (0.64%)
   4,640            Applera Corp. - Applied Biosystems Group                   (87,557)
                                                                     -----------------
                INTERNET SECURITY - (0.26%)
   1,880            RSA Security, Inc.                                         (36,284)
                                                                     -----------------
                LASERS - SYSTEMS / COMPONENTS - (0.74%)
   3,520            Cymer, Inc.                                               (100,883)
                                                                     -----------------
                MEDICAL - BIOMEDICAL / GENETICS - (1.63%)
   4,260            Affymetrix, Inc.                                          (130,825)
   1,640            Amgen, Inc.                                                (93,168)
                                                                     -----------------
                                                                              (223,993)
                                                                     -----------------
                MEDICAL - DRUGS - (2.24%)
   2,800            Eli Lilly & Co.                                           (168,140)
   2,740            Merck & Co., Inc.                                          (90,420)
   1,600            Pfizer, Inc.                                               (48,960)
                                                                     -----------------
                                                                              (307,520)
                                                                     -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
  SHARES                                                                          MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
               MEDICAL - HOSPITALS - (1.66%)
   3,200           HCA, Inc.                                                    $        (122,080)
   5,150           Health Management Associates, Inc., Class A                           (105,215)
                                                                                -----------------
                                                                                         (227,295)
                                                                                -----------------
               MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.72%)
   1,840           AmerisourceBergen Corp.                                                (98,826)
                                                                                -----------------
               MEDICAL INSTRUMENTS - (0.39%)
   1,060           Ventana Medical Systems, Inc.                                          (53,466)
                                                                                -----------------
               MOTORCYCLE / MOTOR SCOOTER - (0.74%)
   1,720           Harley-Davidson, Inc.                                                 (102,237)
                                                                                -----------------
               NETWORKING PRODUCTS - (0.15%)
   2,010           Atheros Communications, Inc.                                           (20,502)
                                                                                -----------------
               OFFICE FURNISHINGS - ORIGINAL - (0.64%)
   3,550           Herman Miller, Inc.                                                    (87,508)
                                                                                -----------------
               PHARMACY SERVICES - (0.47%)
     990           Express Scripts, Inc.                                                  (64,687)
                                                                                -----------------
               PUBLISHING - NEWSPAPERS - (1.63%)
   2,560           Dow Jones & Co., Inc.                                                 (103,962)
   3,060           New York Times Co., Class A                                           (119,646)
                                                                                -----------------
                                                                                         (223,608)
                                                                                -----------------
               RADIO - (0.93%)
  39,810           Sirius Satellite Radio, Inc.                                          (127,392)
                                                                                -----------------
               RETAIL - DISCOUNT - (0.73%)
   4,530           TJX Companies, Inc.                                                    (99,841)
                                                                                -----------------
               SCHOOLS - (0.53%)
   3,510           DeVry, Inc.                                                            (72,692)
                                                                                -----------------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.52%)
   8,900           Micrel, Inc.                                                           (92,649)
   6,530           Power Integrations, Inc.                                              (133,408)
  12,140           Semiconductor Manufacturing International Corp. - ADR                 (119,943)
                                                                                -----------------
                                                                                         (346,000)
                                                                                -----------------

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
  SHARES                                                                          MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
               SEMICONDUCTOR EQUIPMENT - (2.04%)
   6,280           ATMI, Inc.                                                   $      (128,615)
   2,660           DuPont Photomasks, Inc.                                              (45,326)
   4,000           Novellus Systems, Inc.                                              (106,560)
                                                                                ---------------
                                                                                       (280,501)
                                                                                ---------------
               TELEPHONE - INTEGRATED - (1.98%)
   4,050           BellSouth Corp.                                                     (109,836)
   6,240           SBC Communications, Inc.                                            (161,928)
                                                                                ---------------
                                                                                       (271,764)
                                                                                ---------------
               THEATERS - (0.33%)
   2,360           Regal Entertainment Group, Class A                                   (45,076)
                                                                                ---------------
               WIRELESS EQUIPMENT - (0.55%)
  11,930           RF Micro Devices, Inc.                                               (75,636)
                                                                                ---------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $7,335,028)      $    (7,198,049)
                                                                                ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus II, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Lenard Brafman
                         -------------------------------------------------------
                          Lenard Brafman, Chief Financial Officer
                          (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.